Cash, Cash Equivalents and Investments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Realized gains and losses on available-for-sale securities
Realized gains	$ 1	$ 2
Realized losses
Net realized gains (losses)	$ 1	$ 2